World Omni Auto Receivables Trust 2015-A	Exhibit 99.1
Monthly Servicer Certificate
September 30, 2015

Dates Covered
Collections Period	09/01/15 - 09/30/15
Interest Accrual Period	09/15/15 - 10/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/15	564,949,937.72	33,148
Yield Supplement Overcollateralization Amount 08/31/15	22,366,548.21	0
Receivables Balance 08/31/15	587,316,485.93	33,148
Principal Payments	19,756,851.24	1,621
Defaulted Receivables	1,107,971.70	44
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/15	21,390,302.34	0
Pool Balance at 09/30/15	545,061,360.65	31,483

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	75.21%

Prepayment ABS Speed	1.63%

Overcollateralization Target Amount	24,527,761.23
Actual Overcollateralization	24,527,761.23

Weighted Average APR	4.36%
Weighted Average APR, Yield Adjusted	6.13%
Weighted Average Remaining Term	57.55

Delinquent Receivables:
Past Due 31-60 days	6,547,194.37	378
Past Due 61-90 days	1,478,063.84	78
Past Due 91 + days	430,797.01	21
Total	8,456,055.22	477

Total 31+ Delinquent as % Ending Pool Balance	1.55%

Recoveries	659,662.91

Aggregate Net Losses/(Gains) - September 2015	448,308.79
Current Net Loss Ratio (Annualized)	0.92%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.31%

Flow of Funds	$ Amount

Collections	22,469,656.82
Advances	10,366.93
Investment Earnings on Cash Accounts	2,771.89
Servicing Fee	(489,430.40)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	21,993,365.24

Distributions of Available Funds
(1) Class A Interest	476,588.73
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	18,993,591.10
(7) Distribution to Certificateholders	2,498,008.41
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	21,993,365.24

Servicing Fee	489,430.40
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 09/15/15	539,527,190.52
Principal Paid	18,993,591.10
Note Balance @ 10/15/15	520,533,599.42

Class A-1
Note Balance @ 09/15/15	0.00
Principal Paid	0.00
Note Balance @ 10/15/15	0.00
Note Factor @ 10/15/15	0.0000000%

Class A-2a
Note Balance @ 09/15/15	118,153,595.26
Principal Paid	9,496,795.55
Note Balance @ 10/15/15	108,656,799.71
Note Factor @ 10/15/15	82.9441219%

Class A-2b
Note Balance @ 09/15/15	118,153,595.26
Principal Paid	9,496,795.55
Note Balance @ 10/15/15	108,656,799.71
Note Factor @ 10/15/15	82.9441219%

Class A-3
Note Balance @ 09/15/15	204,000,000.00
Principal Paid	0.00
Note Balance @ 10/15/15	204,000,000.00
Note Factor @ 10/15/15	100.0000000%

Class A-4
Note Balance @ 09/15/15	84,410,000.00
Principal Paid	0.00
Note Balance @ 10/15/15	84,410,000.00
Note Factor @ 10/15/15	100.0000000%

Class B
Note Balance @ 09/15/15	14,810,000.00
Principal Paid	0.00
Note Balance @ 10/15/15	14,810,000.00
Note Factor @ 10/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	501,765.73
Total Principal Paid	18,993,591.10
Total Paid	19,495,356.83

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.79000%
Interest Paid	77,784.45
Principal Paid	9,496,795.55
Total Paid to A-2a Holders	9,574,580.00

Class A-2b
One-Month Libor	0.20655%
Coupon	0.48655%
Interest Paid	47,906.36
Principal Paid	9,496,795.55
Total Paid to A-2b Holders	9,544,701.91

Class A-3
Coupon	1.34000%
Interest Paid	227,800.00
Principal Paid	0.00
Total Paid to A-3 Holders	227,800.00

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7104949
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	26.8947227
Total Distribution Amount	27.6052176

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.5937744
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	72.4946225
Total A-2a Distribution Amount	73.0883969

A-2b Interest Distribution Amount	0.3656974
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	72.4946225
Total A-2b Distribution Amount	72.8603199

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 08/31/15	76,890.23
Balance as of 09/30/15	87,257.16
Change	10,366.93

Reserve Account
Balance as of 09/15/15	1,806,189.65
Investment Earnings	222.69
Investment Earnings Paid	(222.69)
Deposit/(Withdrawal)	-
Balance as of 10/15/15	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65